General information and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2018
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2019
Standards and Interpretations issued and adopted in 2019

•	IFRIC 23 Uncertainty over Income Tax Treatments

•	IFRS 9, Prepayment Features with Negative Compensation

•	IAS 19, Employee Benefits - Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)

•	Amendment to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.
The adoption of these standards did not have a significant impact on these consolidated financial statements.

•
IFRS 16, Leases, - the impact of the adoption of this standard is described above under ‘Significant Accounting Policies’. While the adoption of this standard did not have a significant impact on these consolidated financial statements on the transition date, it did impact the manner in which we accounted for the Trafigura Transaction, which is described in Note 7.

•
IFRS 3, Business Combinations - Amendments to the Definition of a Business - the effective date of this standard is January 1, 2020, however the Company early adopted this standard as part of the Trafigura Transaction, which is described above under ‘Significant Accounting Policies’.

Standards and Interpretations issued yet not adopted
Additionally, at the date of authorization of these consolidated financial statements, the following Standards which have not been applied in these consolidated financial statements were issued but not yet effective. We do not expect that the adoption of these standards in future periods will have a significant impact on our financial statements.

•
IFRS 17 - Insurance Contracts - Requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. The effective date is January 1, 2021.

•	Amendments to IAS 1 and IAS 8 - Definition of Material: - The amendment to clarify the definition of material. The effective date is January 1, 2020.

•
Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest Rate Benchmark Reform - To clarify that entities would continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedge cash flows and cash flows from the hedging instruments are based will not be altered as result of interest rate benchmark reform. The effective date is January 1, 2020.

•
Amendments to IAS 1 - Classification of Liabilities as Current or Non-Current - To promote consistency in applying the requirements to determine whether debt and other liabilities with an uncertain settlement date should be classified as current or non-current. The effective date is January 1, 2022 but there is uncertainty to its EU endorsement date.

	For the year ended December 31, 2018
In thousands of U.S. dollars	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15
Revenue
Vessel revenue	$585,047	$(173)	$584,874

Voyage expenses	(5,146)	177	(4,969)
Total operating expenses	(574,505)	177	(574,328)
Net loss	$(190,071)	$4	$(190,067)

Total comprehensive loss	$(190,071)	$4	$(190,067)